COMPANY BACKGROUND - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 19, 2021	Mar. 17, 2021	Mar. 16, 2021	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2018
Shares issued						1,416,645
Proceeds from issuance of common stock					$ 47,866
IPO
Shares issued	10,454,545		9,090,909
Share price			$ 24.00	$ 24.00
Proceeds from issuance of common stock	$ 224,657
Underwriters option
Shares issued		1,363,636
Private placement | SCA Horus Holdings, LLC | P A R Investment Partners, L.P
Shares issued				2,216,312
Aggregate purchase price				$ 50,000
Share Price Percentage Of I P O Share Price				94.00%
Private placement | SCA Horus Holdings, LLC | Certain funds or accounts managed by an investment adviser subsidiary of Blackrock, Inc
Shares issued				2,216,308
Aggregate purchase price				$ 50,000
Share Price Percentage Of I P O Share Price				94.00%